Offerings - Offering: 1	Aug. 13, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Series C Liberty Formula One common stock, par value $0.01 per share
Fee Rate	0.01476%
Offering Note	(1) An indeterminate aggregate initial offering price or number of shares of the registrant's common stock is being registered as may from time to time be issued at indeterminate prices. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Any registration fees will be paid subsequently on a "pay-as-you-go" basis in accordance with Rule 457(r).